Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of Reconciliation of Shareholders' Equity Movement

	June 30, 2026		June 30, 2025
	Number of Shares	$	Number of Shares	$

Share capital, as at January 1,	83,784,305	8,380	79,119,572	7,913
Transactions with shareholders
Issue of ordinary shares on exercise of warrants	-	-	100	-
Cancellation of shares	-	-	(2,500)	-
Issuance of ordinary shares in connection with the 2026 Offering	5,700,000	570	-	-
Issuance of ordinary shares on vesting of RSUs	419,334	42	-	-
Issuance of ordinary shares on exercise of stock options	10,918	1	-	-
Issue of shares to debenture holders	-	-	178,519	18
	6,130,252	613	176,119	18
Share capital, ending	89,914,557	8,993	79,295,691	7,931

Schedule of Fair Value of Outstanding Warrants
At June 30, 2026, outstanding warrants to acquire ordinary shares of Lifezone Metals were as follows:

	Note	Number of Warrants	Exercise Price	Expiry Date
Public Warrants		13,723,550	$11.50	July 05, 2028
Private Placement Warrants		667,500	$11.50	July 05, 2028
Warrants issued as part of senior secured bridge loan facility	19.2	2,500,000	$5.42	August 08, 2030
Warrants issued in connection with the 2025 Offering	19.3	4,411,764	$4.00	November 12, 2029
Additional warrants issued as part of senior secured bridge loan facility	19.2	500,000	$6.25	June 29, 2031
Total		21,802,814
The change in the number of outstanding warrants is as follows:

	Public Warrants	Private Placement Warrants	Senior Secured Bridge Loan Facility Warrants	Direct Offering Warrants	Senior Secured Bridge Loan Facility Additional Warrants
Balance as at January 1, 2025	13,723,650	667,500	-	-	-
Exercised	(100)	-	-	-	-
Issued	-	-	2,500,000	4,411,764	-
Outstanding as at December 31, 2025	13,723,550	667,500	2,500,000	4,411,764	-
Issued	-	-	-	-	500,000
Outstanding as at June 30, 2026	13,723,550	667,500	2,500,000	4,411,764	500,000